SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Summary of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	September 30, 2021				December 31, 2020
	Carrying	Fair Value			Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	amount	Level 1	Level 2	Level 3
Assets:
Interest rate swap (Note 5)	$829	$—	$829	$—	$—	$—	$—	$—

Liabilities:
Interest rate swap (Note 5)	709	—	709	—	—	—	—	—

There were no assets and liabilities measured at fair value on a recurring basis as of December 31, 2020. Assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 consisted of:

	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$5,175	—	—	5,175
Total assets at fair value	$5,175	—	—	5,175
Liabilities:
Contingent consideration(a)	$—	—	1,667	1,667
Total liabilities at fair value	$—	—	1,667	1,667

Summary of changes in the accrued warranties and related costs

The following table represents changes in the Company’s accrued warranties and related costs:

	Nine months ended September 30,
	2021	2020
Beginning accrued warranty expense	$1,133	$2,114
Current period claims	(236)	(223)
Provision for current period sales	256	357
Ending accrued warranty expense	$1,153	$2,248

	Year ended December 31,
	2020	2019
Beginning accrued warranty expense	$2,114	$2,330
Current period claims	(442)	(456)
Provision for current period sales	307	490
Impact of accounting estimate change	(846)	—
Mustang disposal	—	(250)
Ending accrued warranty expense	$1,133	$2,114

Summary of calculation of weighted average shares outstanding and net (loss) income per share

	Nine months ended September 30,
	2021	2020
Numerator for basic and diluted earnings per share:
Net income	$8,373	$22,673
Denominator:
Weighted average shares outstanding - basic	27,483,350	27,483,350
Diluted weighted average shares outstanding	27,483,350	27,483,350
Net income per share:
Basic	$0.30	$0.82
Diluted	$0.30	$0.82

	Year ended December 31,
	2020	2019
Numerator for basic and diluted earnings per share:
Net income (loss)	$38,453	$(1,928)
Denominator:
Weighted average shares outstanding – basic	27,483,350	27,402,082
Dilutive effect of warrants	—	—
Diluted weighted average shares outstanding	27,483,350	27,402,082
Anti-dilutive warrants excluded	—	81,268
Net income (loss) per share:
Basic	$1.40	$(0.07)
Diluted	$1.40	$(0.07)